Offerings	Aug. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2024 Equity Incentive Plan
Amount Registered | shares	2,429,160
Proposed Maximum Offering Price per Unit	3
Maximum Aggregate Offering Price	$ 7,287,480
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,115.71
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of Artiva Biotherapeutics, Inc. (the “Registrant”) that become issuable under the Registrant’s 2024 Equity Incentive Plan (the “2024 Plan”) or the Registrant’s 2024 Employee Stock Purchase Plan (the “2024 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.
(2)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act using the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Market on July 30, 2025 (the “Average Price”).
(3)
Represents (i) 1,214,580 shares of Common Stock authorized for issuance under the 2024 Plan pursuant to an amendment to such plan that was approved by the Registrant’s stockholders on June 24, 2025 and (ii) 1,214,580 shares of Common Stock that were automatically added to the shares authorized for issuance under the 2024 Plan on January 1, 2025 pursuant to an “evergreen” provision contained in the 2024 Plan. Pursuant to such provision, on January 1st of each year through (and including) January 1, 2034, in an amount equal to 5% of the total number of shares of Common Stock outstanding on December 31 of the preceding year; provided, however, that the Registrant’s board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2024 Employee Stock Purchase Plan
Amount Registered | shares	242,916
Proposed Maximum Offering Price per Unit	2.55
Maximum Aggregate Offering Price	$ 619,435.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 94.84
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of Artiva Biotherapeutics, Inc. (the “Registrant”) that become issuable under the Registrant’s 2024 Equity Incentive Plan (the “2024 Plan”) or the Registrant’s 2024 Employee Stock Purchase Plan (the “2024 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.
(4)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of the Average Price, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2024 ESPP.
(5)
Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2024 ESPP on January 1, 2025 pursuant to an “evergreen” provision contained in the 2024 ESPP. Pursuant to such provision, on January 1st of each year through (and including) January 1, 2034, in an amount equal to the lesser of (i) 1% of the total number of shares of Common Stock outstanding on December 31st of the preceding calendar year and (ii) 424,000 shares of Common Stock; provided, however, that the Registrant’s board of directors may act prior to January 1st of a given year to provide that there will be no increase in the share reserve for such calendar year or that the increase for such year will be a lesser number of shares of Common Stock than would otherwise occur.